Income and Social Contribution Taxes - Summary of Reconciliation of Statutory on Income and Social Contribution Taxes (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Reconciliation Of Expense On Income And Social Contribution Taxes [abstract]
Profit before income and Social Contribution taxes	R$ 1,978	R$ 1,646	R$ 367
Income tax and Social Contribution tax - nominal expense (34%)	(672)	(560)	(125)
Tax effects applicable to:
Gain (loss) in subsidiaries by equity method (net of effects of Interest on Equity)	(61)	(129)	(132)
Interest on Equity	71		129
Gain on dilution of an equity interest		8
Deduction - Intangible assets of concession amortized - capital gain -Taesa			20
Non-deductiblecontributions and donations	(6)	(6)	(4)
Tax incentives	29	11	3
Tax credits not recognized	(1)		5
Difference between Presumed Profit and Real Profit	89	81	126
Non-deductiblepenalties	(12)	(14)	(16)
Excess reactive power and demand		(2)	(12)
Others	(36)	(33)	(27)
Income tax and Social Contribution - effective gain (expense)	(599)	(644)	(33)
Current tax	(583)	(446)	(174)
Deferred tax	(16)	(198)	141
Income tax and Social Contribution - effective gain (expense)	R$ (599)	R$ (644)	R$ (33)
Effective rate	30.30%	39.13%	8.99%